FINANCIAL RISK MANAGEMENT OBJECTIVES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency
The balances of financial assets and liabilities denominated in a currency different from our Company’s each functional currency are summarized below.

	Financial Assets		Financial Liabilities
	As of December 31,		As of December 31
	2024	2023	2024	2023
United States dollar (USD)	8,052	5,135	23,582	4,689
Thai Baht (THB)	8,357	4,254	191,489	891,587
Singapore dollar (SGD)	160	296	47	11
Taiwan dollar (TWD)	14,953	28,780	4,704	2,920
Renminbi (RMB)	19	18	2	—
Hong Kong dollar (HKD)	6,789	4,649	24	25
Euro (EUR)	8	8	1	—

Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable
The following table demonstrates the sensitivity of our Company’s profit before tax and equity to a reasonably possible change of each foreign currency exchange rates against all other non-functional currencies, with all other variables held constant.

	Change rate	USD	THB	SGD	TWD	HKD	EUR

2024	5%	(776)	(269)	4	16	44	—
	-5%	776	269	(4)	(16)	(44)	—
2023	5%	22	(1,303)	11	42	30	—
	-5%	(22)	1,303	(11)	(42)	(30)	—
Commodity price sensitivity
The following table shows the potential effect of price changes in copper.

	Change in year-end price	Effect on profit before tax	Effect on equity
	US$’000	US$’000	US$’000
2024
Copper	+6%	1,826	N/A
	-6%	(1,826)	N/A
2023	-14%	(3,296)	N/A
Copper	+14%	3,296	N/A

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations
The table below summarizes the maturity profile of our Company’s financial liabilities based on contractual undiscounted payment obligations.

	< 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2024
Financial liabilities
Interest-bearing loans and borrowings	24,742	7,932	—	—	32,674
Trade and other payables	57,220	—	—	—	57,220
Due to related parties	9,715	—	—	—	9,715
Financial liabilities at fair value through profit or loss	21	—	—	—	21
Lease liability	762	843	388	147	2,140
	92,460	8,775	388	147	101,770

As of December 31, 2023
Financial liabilities
Interest-bearing loans and borrowings	57,170	—	—	—	57,170
Trade and other payables	51,743	—	—	—	51,743
Due to related parties	7,941	—	—	—	7,941
Financial liabilities at fair value through profit or loss	74	—	—	—	74
Lease liability	676	673	386	355	2,090
	117,604	673	386	355	119,018

Summary of Capital Management

	As of December 31,
	2024	2023
	US$’000	US$’000
Interest bearing loans and borrowings	28,970	53,737
Trade and other payables	57,220	51,743
Less: cash and cash equivalents	(34,035)	(37,970)
Net debt	52,155	67,510
Total Equity	215,365	214,621
Capital and net debt	267,520	282,131
Gearing ratio	19.5%	23.9%